CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Of Financial Position [Abstract]
Allowances for doubtful accounts (in dollars)	$ 15,982	$ 6,506
Ordinary share, par value (in dollars per share)	$ 0.00375	$ 0.00375
Ordinary share, authorized shares	250,000	250,000
Ordinary share, shares issued	40,907	40,335
Ordinary share, shares outstanding	35,898	35,525
Treasury shares	5,009	4,810